INCOME TAXES (Tables) - Micromidas, Inc.	12 Months Ended
Dec. 31, 2020
Schedule of reconciliation of federal income tax rate

A reconciliation of the income tax provision to that computed by applying the statutory federal income tax rate to the income before the provision for income taxes is as follows for the years ended December 31:

	2020	2019
Federal income tax benefit at statutory federal rate	$(6,363,637)	$(100,676)
State income tax expense, net of federal taxes	25,306	(14,674)
Permanent differences	3,983,030	(2,155,884)
Valuation allowance	1,943,881	2,328,324
Foreign Rate Differential	(62,730)	(81,953)
Stock based compensation	449,720	—
Other	24,430	24,863

Total income tax expense	$—	$—

Schedule of net deferred tax assets

Components of the Company’s net deferred tax assets at December 31 are as follows:

	2020	2019
Deferred income tax assets
Net operating loss carryforwards	$18,400,304	$16,546,428
Other	149,027	33,011
Depreciation and amortization	113,873	139,885

Total deferred income tax assets	18,663,204	16,719,324
Valuation allowance	(18,663,204)	(16,719,324)

Total deferred income tax assets, net of valuation allowance	$—	$—

Schedue of income tax provision

Loss before provision for income taxes on the accompanying statement of operations and comprehensive income and loss included the following:

	2020	2019
Domestic	(29,162,313)	1,009,544
Foreign	(1,140,535)	(1,488,953)

Total worldwide	(30,302,848)	(479,409)